Accumulated Other Comprehensive (Loss) Income (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	$ 1,796,304	$ 1,909,826
Other comprehensive income	(27,868)	1,621
Ending balance	2,146,396	1,784,429
Pension and post-retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(12,799)	(12,956)
Other comprehensive income	0	0
Ending balance	(12,799)	(12,956)
Share of affiliates' comprehensive income (loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	5,030	3,414
Other comprehensive income	(27,868)	1,621
Ending balance	(22,838)	5,035
Accumulated Other Comprehensive (Loss) Income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Beginning balance	(7,769)	(9,542)
Other comprehensive income	(27,868)	1,621
Ending balance	$ (35,637)	$ (7,921)